Cover	Dec. 23, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 23, 2021
Entity File Number	001-41024
Entity Registrant Name	INTELLIGENT MEDICINE ACQUISITION CORP.
Entity Central Index Key	0001850051
Entity Tax Identification Number	86-2283527
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9001 Burdette Rd.
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20817
City Area Code	202
Local Phone Number	905-5834
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	IQMDU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of Class A common stock, included as part of the units
Trading Symbol	IQMD
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units
Trading Symbol	IQMDW
Security Exchange Name	NASDAQ